Subsidiaries (Acquisition of Jinlian) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Right-of-use assets		¥ (102,283)	¥ (102,283)
Contributed revenue of acquiree since acquisition date		293,197
Net loss of acquiree since acquisition date		¥ (11,024)
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by the subsidiary			100.00%
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member] | Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member]
Disclosure of subsidiaries [line items]
Percentage of equity held by the subsidiary	100.00%
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member] | Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. ("Jinlian") [member] | Fair value [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	¥ 54
Property, plant and equipment	275,715
Trade and other receivables	5
Right-of-use assets	102,283
Trade and other payables	(867)
Deferred tax liabilities	(36,715)
Net identifiable assets acquired	340,475
Add: Other operating income	(106)
Purchase consideration	¥ 340,369